THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND
JULY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 98.8%‡

	Shares	Value
COMMUNICATION SERVICES — 3.6%
Comcast, Cl A	59,830	$2,560,724
Interpublic Group of	96,130	1,735,147

		4,295,871

CONSUMER DISCRETIONARY — 10.9%
Best Buy	18,160	1,808,554
Home Depot	19,650	5,216,879
Starbucks	34,440	2,635,693
Target	26,350	3,316,938

		12,978,064

CONSUMER STAPLES — 6.8%
Mowi ASA ADR	130,945	2,347,844
PepsiCo	16,310	2,245,234
Walmart	27,620	3,574,028

		8,167,106

FINANCIALS — 12.5%
Arthur J Gallagher	20,954	2,252,345
BlackRock, Cl A	3,440	1,978,034
Blackstone Group, Cl A	34,430	1,834,430
Citigroup	45,460	2,273,455
First American Financial	42,890	2,187,819
Goldman Sachs Group	10,860	2,149,846
T Rowe Price Group	16,360	2,259,316

		14,935,245

HEALTH CARE — 14.2%
Abbott Laboratories	50,630	5,095,403
Bristol-Myers Squibb	52,310	3,068,505
Quest Diagnostics	41,809	5,312,670
STERIS	21,610	3,449,604

		16,926,182

INDUSTRIALS — 8.6%
IDEX	14,550	2,398,131
Illinois Tool Works	16,450	3,043,086
Timken	44,020	2,009,953

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THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND
JULY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Union Pacific	16,500	$2,860,275

		10,311,445

INFORMATION TECHNOLOGY — 31.8%
Apple	21,150	8,989,596
Broadcom	12,620	3,997,385
Cisco Systems	71,800	3,381,780
Fidelity National Information Services	24,790	3,627,025
Jack Henry & Associates	18,382	3,277,510
KLA	9,640	1,926,361
Microsoft	41,768	8,562,858
QUALCOMM	19,450	2,054,114
Science Applications International	27,620	2,209,048

		38,025,677

MATERIALS — 5.0%
Avery Dennison	27,710	3,140,651
FMC	26,840	2,846,382

		5,987,033

REAL ESTATE — 5.4%
Alexandria Real Estate Equities †	23,750	4,216,813
Sun Communities†	15,040	2,254,947

		6,471,760

TOTAL COMMON STOCK
(Cost $82,286,002)		118,098,383

TOTAL INVESTMENTS— 98.8%
(Cost $82,286,002)		$118,098,383

Percentages are based on Net Assets of $119,518,993.
†	Real Estate Investment Trust
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt

Cl — Class

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THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND GROWTH FUND
JULY 31, 2020 (Unaudited)

As of July 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

WCM-QH-002-1500

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